NATURE OF OPERATIONS AND SUMMARY OF SIGNIFICANT ACCOUNTING AND REPORTING POLICIES (Tables)	12 Months Ended
Jun. 30, 2024
Accounting Policies [Abstract]
SCHEDULE OF TRANSACTION EXCHANGE RATES

As of June 30, 2024 and 2023, the exchange rates used to translate amounts in Australian dollars into USD for the purposes of preparing the consolidated financial statements were as follows:

	June 30, 2024	June 30, 2023
Exchange rate on balance sheet dates
USD : AUD exchange rate	0.6693	0.6664

Average exchange rate for the period
USD : AUD exchange rate	0.6557	0.6732

SCHEDULE OF ACCUMULATED OTHER COMPREHENSIVE INCOME LOSS

Change in Accumulated Other Comprehensive Income (Loss) by component during the years ended June 30, 2024 and 2023 were as follows:

Foreign Currency Items:
Beginning balance, June 30, 2022	$1,234,549
Foreign currency translation gain	60,327
Balance, June 30, 2023	1,294,876
Foreign currency translation loss	(25,295)
Ending balance, June 30, 2024	$1,269,581

SCHEDULE OF PROPERTY AND EQUIPMENT ESTIMATED USEFUL LIVES	The estimated useful lives are as follows:
Machinery and equipment	- 5 years
Furniture	- 7 years

SCHEDULE OF ANTI-DILUTIVE SECURITIES EXCLUDED FROM COMPUTATION OF EARNINGS

	June 30, 2024	June 30, 2023

Stock Options	0.06	0.06
Warrants with no designations	15,003,396	90
Series A Warrants as if converted at alternate cashless exercise prices	1,990,353,990	1,996,625,990
Series B Warrants	16	16
Series C Warrants as if converted at alternate cashless exercise prices *	9,175,999,954	9,473,999,953
Unvested restricted stock units	0.06	0.06
Convertible Debt	393,727,811	5,991,195
Total	11,575,085,167.12	11,476,617,244.12

*	Only convertible ratably upon exercise of Series B Warrants